Assets Held for Sale - Details of Assets Held For Sale and Related Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Property, plant and equipment	₩ 30,018,273	₩ 31,883,535	₩ 33,770,339
Assets held for sale	21,854	71,768
Assets held for sale and related liabilities [member]
Assets
Property, plant and equipment	21,076	71,732
Others		36
Posco [member]
Assets
Assets held for sale		392
Posco [member] | Assets held for sale and related liabilities [member]
Assets
Property, plant and equipment		392
Subsidiaries [member]
Assets
Other financial assets	778
Assets held for sale	21,854	71,376
Subsidiaries [member] | Assets held for sale and related liabilities [member]
Assets
Property, plant and equipment	₩ 21,076	71,340
Others		₩ 36